Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

Note 9 — LEASES

Finance leases as lessee

As of December 31, 2025 and June 30, 2026, the Company has finance leases on its unaudited condensed consolidated balance sheets for hire purchase of motor vehicle and lease of office equipment.

The following table shows finance lease liabilities and the associated financial statement line items:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Liabilities
Finance lease liabilities – current	42,062	32,610	25,199
Finance lease liabilities – non-current	38,415	24,457	18,899
Total	80,477	57,067	44,098

As of December 31, 2025 and June 30, 2026, “Right-of-use assets, net” consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Motor vehicles under hire purchase	183,073	183,073	141,468
Leased office equipment	71,434	71,434	55,200
Less: Accumulated amortization	(179,116)	(200,932)	(155,269)
Right-of-use assets (finance lease), net	75,391	53,575	41,399

Information related to finance lease activities during the periods are as follows:

	For the six months ended June 30,
	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Finance lease expenses
Amortization	21,817	21,817	16,859
Interest of financing lease liabilities	2,862	1,676	1,295

Future finance lease payments as of June 30, 2026 (unaudited) are detailed as follows:

For the year ending June 30,	S$	$
2027	34,454	26,624
2028	23,643	18,270
2029 and thereafter	1,300	1,005
Total future lease payment	59,397	45,898
Less: Imputed interest	(2,330)	(1,800)
Present value of finance lease liabilities	57,067	44,098
Less: Current portion	(32,610)	(25,199)
Long-term portion of finance lease liabilities	24,457	18,899

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31, 2025	As of June 30, 2026 (Unaudited)
Weighted average remaining lease term (Years)
Finance leases	2.07	1.75

Weighted average discount rate (%)
Finance leases	5.13	5.04

Operating leases as lessee

As of December 31, 2025 and June 30, 2026, the Company has operating leases on its unaudited condensed consolidated balance sheets rentals of leasehold buildings.

The following table shows operating lease liabilities and the associated financial statement line items:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Liabilities
Operating lease liabilities – current	328,848	281,702	217,682
Operating lease liabilities – non-current	69,156	44,334	34,259
Total	398,004	326,036	251,941

As of December 31, 2025 and June 30, 2026, “Right-of-use assets, net” consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Leasehold buildings	1,181,216	1,204,495	930,759
Less: Accumulated amortization	(773,472)	(868,459)	(671,091)
Right-of-use assets (operating lease), net	407,744	336,036	259,668

Information related to operating lease activities during the periods are as follows:

	For the six months ended June 30,
	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Operating lease expenses
Amortization	96,285	187,680	145,028
Interest of operating lease liabilities	3,630	7,445	5,753

Future operating lease payments as of June 30, 2026 are detailed as follows:

For the year ending June 30,	S$	$
2027	288,145	222,661
2028 and thereafter	45,000	34,773
Total future lease payment	333,145	257,434
Less: Imputed interest	(7,109)	(5,493)
Present value of operating lease liabilities	326,036	251,941
Less: Current portion	(281,702)	(217,682)
Long-term portion of operating lease liabilities	44,334	34,259

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)
Weighted average remaining lease term (Years)
Operating leases	1.17	1.08

Weighted average discount rate (%)
Operating leases	4.59	4.37